ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Mar. 31, 2019
Environmental Rehabilitation Schedule Of Reconciliation Of Obligations Associated Retirement Properties
Schedule of Reconciliation of Obligations Associated Retirement Properties

The following table presents the reconciliation of the beginning and ending obligations associated with the retirement of the properties:

Total
Balance, April 1, 2017	$12,186
Reclamation expenditures	(25)
Unwinding of discount of environmental rehabilitation	449
Revision of provision	(694)
Foreign exchange impact	1,182
Balance, March 31, 2018	$13,098
Reclamation expenditures	(187)
Unwinding of discount of environmental rehabilitation	479
Revision of provision	1,122
Foreign exchange impact	(824)
Balance, March 31, 2019	$13,688